Pension and Other Postretirement Benefits - Components of Net Periodic Benefit Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits [Member]
Components of net periodic benefit cost:
Service cost	$ 5,505	$ 5,453	$ 5,554
Interest cost	9,116	10,757	9,310
Expected return on plan assets	(12,518)	(12,468)	(11,066)
Amortization of prior service credit	(44)	(48)	(54)
Curtailment gain	(128)	(359)
Settlement loss	(1,579)
Net loss recognition	5,082	4,154	6,388
Net periodic benefit cost	7,141	7,489	10,132
Other Benefits [Member]
Components of net periodic benefit cost:
Service cost	52	49	125
Interest cost	1,301	1,647	1,910
Amortization of prior service credit	(87)	(100)	(108)
Net loss recognition	328	315	932
Net periodic benefit cost	$ 1,594	$ 1,911	$ 2,859